UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21687
                                      ----------------------------------------

                     Fiduciary/Claymore Dynamic Equity Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
------------------------------------------------------------------------------
    (Address of principal executive offices)               (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

FIDUCIARY/CLAYMORE DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

NUMBER
OF SHARES            DESCRIPTION                                                                      VALUE
------------------------------------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS - 92.8%
                     COMMON STOCKS - 92.8%
                     CONSUMER DISCRETIONARY - 12.8%
          17,000     Amazon.Com, Inc. (a)                                                       $ 1,373,770
          45,100     Best Buy Co., Inc.                                                           2,019,127
          32,500     McDonald's Corp.                                                             2,015,000
          39,000     MGM Mirage (a)                                                               1,372,410
          10,000     Nike, Inc. - Class B                                                           606,100
          54,200     Nordstrom, Inc.                                                              1,685,620
          44,100     Target Corp.                                                                 2,338,182
          44,800     Walt Disney Co. (The)                                                        1,449,280
                                                                                               -------------
                                                                                                 12,859,489
                                                                                               -------------
                     CONSUMER STAPLES - 7.8%
          18,000     Coca-Cola Co. (The)                                                            937,260
          35,400     CVS Caremark Corp.                                                           1,295,640
          32,300     PepsiCo, Inc.                                                                2,211,904
          20,700     Philip Morris International, Inc.                                            1,111,590
          33,800     Procter & Gamble Co.                                                         2,358,226
                                                                                               -------------
                                                                                                  7,914,620
                                                                                               -------------
                     ENERGY - 8.0%
           8,500     Apache Corp.                                                                   972,230
          21,300     Chevron Corp.                                                                1,838,616
          23,000     Schlumberger Ltd.  (Netherlands)                                             2,167,060
          20,500     Valero Energy Corp.                                                            712,580
          76,200     Williams Cos., Inc.                                                          2,353,818
                                                                                               -------------
                                                                                                  8,044,304
                                                                                               -------------
                     FINANCIALS - 14.2%
          27,500     Aflac, Inc.                                                                  1,559,250
          11,700     American International Group, Inc.                                             251,433
          42,600     Bank of America Corp.                                                        1,326,564
          80,200     Charles Schwab Corp. (The)                                                   1,923,998
           6,000     Goldman Sachs Group, Inc.                                                      983,820
          47,000     JPMorgan Chase & Co.                                                         1,809,030
          39,600     Lehman Brothers Holdings, Inc.                                                 637,164
          20,400     T Rowe Price Group, Inc.                                                     1,210,944
          76,000     US Bancorp                                                                   2,421,360
          21,900     Wachovia Corp.                                                                 347,991
          64,100     Wells Fargo & Co.                                                            1,940,307
                                                                                               -------------
                                                                                                 14,411,861
                                                                                               -------------
                     HEALTH CARE - 4.8%
          48,100     Coventry Health Care, Inc. (a)                                               1,684,462
          32,100     Gilead Sciences, Inc. (a)                                                    1,691,028
          20,600     Johnson & Johnson                                                            1,450,858
                                                                                               -------------
                                                                                                  4,826,348
                                                                                               -------------
                     INDUSTRIALS - 16.1%
          17,900     Boeing Co.                                                                   1,173,524
          26,400     Caterpillar, Inc.                                                            1,867,272
          34,700     Deere & Co.                                                                  2,448,779
          44,100     Emerson Electric Co.                                                         2,063,880
          65,000     General Electric Co.                                                         1,826,500
          49,700     Honeywell International, Inc.                                                2,493,449
          31,100     Rockwell Collins, Inc.                                                       1,635,549
           9,400     Sunpower Corp. - Class A (a)                                                   916,970
          28,100     United Technologies Corp.                                                    1,843,079
                                                                                               -------------
                                                                                                 16,269,002
                                                                                               -------------
                     INFORMATION TECHNOLOGY - 22.6%
          51,500     Adobe Systems, Inc. (a)                                                      2,205,745
          13,200     Apple, Inc. (a)                                                              2,237,796
          81,700     Cisco Systems, Inc. (a)                                                      1,964,885
          62,400     Corning, Inc.                                                                1,281,696
          27,000     eBay, Inc. (a)                                                                 673,110
         114,300     EMC Corp. (a)                                                                1,746,504
           3,400     Google, Inc. - Class A (a)                                                   1,575,186
          34,900     Hewlett-Packard Co.                                                          1,637,508
          85,800     Intel Corp.                                                                  1,962,246
          12,900     International Business Machines Corp.                                        1,570,317
          40,900     MEMC Electronic Materials, Inc. (a)                                          2,007,781
          50,000     Microsoft Corp.                                                              1,364,500
          83,100     Oracle Corp. (a)                                                             1,822,383
          15,600     Qualcomm, Inc.                                                                 821,340
                                                                                               -------------
                                                                                                 22,870,997
                                                                                               -------------
                     MATERIALS - 2.5%
          13,000     Freeport-McMoRan Copper & Gold, Inc. - Class B                               1,161,160
          11,600     Monsanto Co.                                                                 1,325,300
                                                                                               -------------
                                                                                                  2,486,460
                                                                                               -------------
                     TELECOMMUNICATION SERVICES - 4.0%
          94,500     AT&T, Inc.                                                                   3,023,055
          27,800     Verizon Communications, Inc.                                                   976,336
                                                                                               -------------
                                                                                                  3,999,391
                                                                                               -------------

                     TOTAL LONG-TERM INVESTMENTS - 92.8%
                     (Cost $104,915,746)                                                         93,682,472
                                                                                               -------------

                     SHORT-TERM INVESTMENTS - 1.3%
                     MONEY MARKET FUND - 1.3%
       1,264,274     Fidelity U.S. Treasury Money Market Fund
                     (Cost $1,264,274)                                                            1,264,274
                                                                                               -------------


                                                                 EXPIRATION
NUMBER OF NOTES                                                     DATE
------------------------------------------------------------------------------------------------------------
                     STRUCTURED NOTES - 6.5%
                     FINANCIALS - 6.5%
           3,000     Goldman Sachs XLV, Note
                     Linked to Health Care Select
                       SPDR Fund (a)(b)                      December 19, 2008                    2,761,161
           4,000     Morgan Stanley, Trigger Notes
                     Linked to S&P 500 Index (a) (b)         December 29, 2008                    3,825,200
                                                                                               -------------
                     TOTAL STRUCTURED NOTES
                     (Cost $6,649,121)                                                            6,586,361
                                                                                               -------------


CONTRACTS
(100 SHARES                                                    EXPIRATION          EXERCISE
PER CONTRACT)        CALL OPTIONS PURCHASED (a)                   DATE               PRICE          VALUE
------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS PURCHASED - 1.0%
             200     SPDR Trust Series 1
                     (Cost $1,452,400)                       December 9, 2009        80.00          990,000
                                                                                               -------------

                     TOTAL INVESTMENTS - 101.6%
                     (Cost $114,281,541)                                                        102,523,107
                     Other Assets in excess of Liabilities - 1.0%                                   959,917
                     Total Options Written - (2.6%)                                              (2,629,500)
                                                                                               -------------
                     NET ASSETS  - 100.0%                                                      $100,853,524
                                                                                               =============

------------------------------------------------------------------------------------------------------------

               (a)  Non-income producing security.

               (b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to 6.5% of net assets applicable to common shares.

               See previously submitted notes to financial statements for the period ended May 31, 2008.

               Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

               As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.


CONTRACTS
(100 SHARES                                                          EXPIRATION            EXERCISE
PER CONTRACT)   CALL OPTIONS WRITTEN (a)                                DATE                 PRICE                 VALUE
---------------------------------------------------------------------------------------------------------------------------

          504   Adobe Systems, Inc.                              September 20, 2008          $ 45.00              $ 37,800
          235   Aflac, Inc.                                        October 18, 2008            60.00                24,675
          164   Amazon.Com, Inc.                                 September 20, 2008            85.00                27,716
           41   American International Group, Inc.               September 20, 2008            22.00                 4,490
           76   American International Group, Inc.                 October 18, 2008            22.00                14,668
           50   Apache Corp.                                     September 20, 2008           115.00                23,500
          112   Apple, Inc.                                      September 20, 2008           175.00                39,200
          636   AT&T, Inc.                                       September 20, 2008            32.50                34,026
          288   AT&T, Inc.                                         October 18, 2008            34.00                11,952
          243   Bank of America Corp.                            September 20, 2008            32.50                16,646
           92   Bank of America Corp.                              October 18, 2008            32.50                15,456
           77   Best Buy Co., Inc.                               September 20, 2008            42.50                24,640
          249   Best Buy Co., Inc.                               September 20, 2008            47.50                18,675
          121   Boeing Co.                                         October 18, 2008            70.00                15,730
          198   Caterpillar, Inc.                                  October 18, 2008            72.50                44,550
          702   Charles Schwab Corp. (The)                       September 20, 2008            25.00                35,100
          213   Chevron Corp.                                    September 20, 2008            90.00                16,508
          500   Cisco Systems, Inc.                              September 20, 2008            25.00                12,750
          138   Cisco Systems, Inc.                              September 20, 2008            24.00                 9,177
           60   Coca-Cola Co. (The)                              September 20, 2008            55.00                   750
           60   Coca-Cola Co. (The)                               November 22, 2008            57.50                 2,850
          505   Corning, Inc.                                     November 22, 2008            22.50                37,875
          161   Coventry Health Care, Inc.                       September 20, 2008            35.00                20,930
          160   Coventry Health Care, Inc.                       September 20, 2008            40.00                 2,400
          160   Coventry Health Care, Inc.                         October 18, 2008            40.00                 7,600
          125   CVS Caremark Corp.                               September 20, 2008            37.50                 5,625
           96   CVS Caremark Corp.                                 October 18, 2008            37.50                 9,120
          112   Deere & Co.                                      September 20, 2008            70.00                28,840
          117   Deere & Co.                                      September 20, 2008            75.00                 7,313
          118   Deere & Co.                                        October 18, 2008            70.00                46,020
          160   eBay, Inc.                                       September 20, 2008            25.00                11,200
          587   EMC Corp.                                          October 18, 2008            16.00                30,230
          374   Emerson Electric Co.                             September 20, 2008            50.00                 7,480
          104   Freeport-McMoRan Copper & Gold, Inc.             September 20, 2008            90.00                42,900
          217   General Electric Co.                             September 20, 2008            29.00                 7,161
          232   Gilead Sciences, Inc.                              October 18, 2008            55.00                41,760
           45   Goldman Sachs Group, Inc.                          October 18, 2008           170.00                33,187
           20   Google, Inc.                                     September 20, 2008           500.00                 6,500
           14   Google, Inc.                                     September 20, 2008           510.00                 2,695
          262   Hewlett-Packard Co.                               November 22, 2008            47.50                60,260
          249   Honeywell International, Inc.                    September 20, 2008            52.50                11,205
          248   Honeywell International, Inc.                      October 18, 2008            50.00                59,520
          453   Intel Corp.                                      September 20, 2008            23.00                26,048
           43   International Business Machines Corp.            September 20, 2008           125.00                 4,837
           86   International Business Machines Corp.            September 20, 2008           130.00                 1,935
          140   Johnson & Johnson                                  October 18, 2008            75.00                 3,850
          123   JPMorgan Chase & Co.                             September 20, 2008            40.00                11,500
          347   JPMorgan Chase & Co.                               October 18, 2008            40.00                67,665
          277   Lehman Brothers Holdings, Inc.                   September 20, 2008            20.00                14,404
          105   McDonald's Corp.                                 September 20, 2008            65.00                 3,412
          213   McDonald's Corp                                  September 20, 2008            62.50                24,495
          312   MEMC Electronic Materials, Inc.                  September 20, 2008            50.00                68,640
           98   MGM Mirage                                       September 20, 2008            40.00                 7,350
          300   Microsoft Corp.                                  September 20, 2008            27.00                26,400
          150   Microsoft Corp.                                  September 20, 2008            28.00                 5,850
           62   Monsanto Co.                                     September 20, 2008           120.00                12,555
           54   Monsanto Co.                                     September 20, 2008           110.00                36,990
           80   Nike, Inc.                                       September 20, 2008            65.00                 2,000
          399   Nordstrom, Inc.                                    October 18, 2008            35.00                29,925
          546   Oracle Corp.                                     September 20, 2008            22.50                24,570
          261   PepsiCo, Inc.                                    September 20, 2008            70.00                 9,788
          177   Philip Morris International, Inc.                September 20, 2008            55.00                 7,522
          270   Procter & Gamble Co.                               October 18, 2008            72.50                22,950
          156   Qualcomm, Inc.                                   September 20, 2008            55.00                 9,984
          280   Rockwell Collins, Inc.                           September 20, 2008            55.00                18,900
          172   Schlumberger Ltd.                                September 20, 2008           100.00                20,640
          200   SPDR Trust Series 1                              September 19, 2009           133.00                12,600
           47   Sunpower Corp.                                   September 20, 2008            85.00                62,510
           47   Sunpower Corp.                                   September 20, 2008            95.00                29,140
          153   T Rowe Price Group, Inc.                           October 18, 2008            60.00                54,315
          109   Target Corp.                                       October 18, 2008            55.00                22,618
          223   Target Corp.                                       October 18, 2008            52.50                73,590
          268   United Technologies Corp.                        September 20, 2008            70.00                 4,690
          554   US Bancorp                                       September 20, 2008            32.50                44,320
          150   Valero Energy Corp.                              September 20, 2008            35.00                25,350
          204   Verizon Communications, Inc.                     September 20, 2008            35.00                17,850
          140   Wachovia Corp.                                   September 20, 2008            17.50                 7,700
          344   Walt Disney Co. (The)                              October 18, 2008            32.50                39,560
          348   Wells Fargo & Co.                                September 20, 2008            30.00                55,680
          298   Williams Cos., Inc.                               November 22, 2008            32.50                52,150

                TOTAL CALL OPTIONS WRITTEN
                (Premiums received $2,471,601)                                                                   1,874,963
                                                                                                        -------------------

                PUT OPTIONS WRITTEN (a)
          700   Standard and Poors 500 Index                       October 18, 2008         1,150.00               456,802
          500   Standard and Poors 500 Index                       October 18, 2008         1,170.00               297,735
                                                                                                        -------------------
                TOTAL PUT OPTIONS PURCHASED
                (Premiums received $992,594)                                                                       754,537
                                                                                                        -------------------

                TOTAL OPTIONS WRITTEN
                (Premiums received $3,464,195)                                                                 $ 2,629,500
                                                                                                        ===================

---------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

                COUNTRY ALLOCATION*
                -------------------------------------------------
                United States                              97.9%
                Netherlands                                 2.1%
                -------------------------------------------------

                * Subject to change daily and percentages are based
                  on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

At August 31, 2008, the following swap agreement was outstanding:

                                                                UNREALIZED
                                          TERMINATION          APPRECIATION/
COUNTERPARTY         DESCRIPTION                 DATE         (DEPRECIATION)
-----------------------------------------------------------------------------
Morgan Stanley     S&P 500 Variance         9/22/2008           $ (73,408)

Fund receives payment if the actual realized volatility of the S&P 500 Index, based on daily closing prices, over the life of the contract, is lower than the original strike price. The Fund will make payment if the actual realized volatility of the S&P 500 Index, over the life of the contract, is higher than the original strike price.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
(value in $000s)                       -----------------   -----------------   ------------------
Assets:
Level 1                                 $        94,947     $             -     $         94,947
Level 2                                               -               7,576                7,576
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                   $        94,947     $         7,576     $        102,523
                                       =================   =================   ==================

Liabilities:
Level 1                                 $             -     $         1,875     $          1,875
Level 2                                               -                 828                  828
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                   $             -     $         2,703     $          2,703
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08            $             -     $             -     $              -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08               $             -     $             -     $              -
                                       =================   =================   ==================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended ) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund
------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     -------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: October 29, 2008
      ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     -------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer


Date: October 29, 2008
      ------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     -------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: October 29, 2008
      ------------------------------------------------------------------------